Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016	Oct. 24, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Feb. 29, 2016	Jan. 31, 2016
Equity
Share capital, par value (in dollars per share)	$ 0.05		$ 0.05	$ 0.05	$ 0.05	$ 0.01	$ 0.01	$ 0.01
Share capital, shares outstanding (in shares)	142,197,697	105,965,192